Offerings	Aug. 09, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.800% Series PP Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	99.698
Maximum Aggregate Offering Price	$ 498,490,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,577.12
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.350% Series QQ Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	99.394
Maximum Aggregate Offering Price	$ 993,940,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 146,705.54
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.